FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2014
FINANCIAL RISK MANAGEMENT [Text Block]
13.	FINANCIAL RISK MANAGEMENT

a)	FOREIGN CURRENCY RISK

Foreign currency risk is the risk that a variation in exchange rates between the United States dollar and other foreign currencies will affect the Company’s operations and financial results. A portion of the Company’s transactions are denominated in Canadian dollars, Turkish lira and British pounds. The Company is also exposed to the impact of currency fluctuations on its monetary assets and liabilities. Significant foreign currency gains or losses are reflected as a separate component in the consolidated statement of operations. The Company does not use derivatives instruments to reduce its exposure to foreign currency risk.

The following table indicates the impact of foreign currency risk on net working capital as at December 31, 2014. The table below also provides a sensitivity analysis of a 10 percent strengthening of the US dollar against the Turkish lira, the Canadian dollar and the British pound as identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10 percent weakening of the US dollar against the Turkish Lira, the Canadian dollar and the British pound would have had an equal but opposite effect as at December 31, 2014.

	Canadian	Turkish	British
	Dollar	Lira	Pound
Cash	112,870	41,094	-
Prepaids and advances	-	386,781	-
Accounts payable	(31,369)	(344)	(33,276)
Accrued liabilities	(90,675)	-	-
Total foreign currency working capital	(9,174)	427,531	(33,276)
US$ exchange rate at December 31, 2014	0.8620	0.4288	1.5589
Total foreign currency net working capital in US$	(7,908)	183,325	(51,874)
Impact of a 10% strengthening of the US$ on net income (loss)	(791)	18,333	(5,187)
b)	MARKET RISK

Market risk is the potential for financial loss from adverse changes in underlying market factors, including foreign-exchange rates, commodity prices and stock based compensation costs.

c)	TITLE RISK

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mining properties. Although the Company has investigated title to all of its mineral properties for which it holds rights, the Company cannot give any assurance that title to such properties will not be challenged or impugned and cannot be certain that it will have valid title to its mineral properties.

d)	DISCLOSURES OF FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

At December 31, 2014, the carrying values of the Company’s cash, accounts payable and accrued liabilities approximate fair value.

The fair value of warrants (note 10d) would be included in the hierarchy as follows:

Fair Value Measurements at Reporting Date Using:

December 31, 2014

Liabilities:	Level 1	Level 2	Level 3
Canadian dollar common share purchase warrants	-	$510,045	-

December 31, 2013

Assets:	Level 1	Level 2	Level 3
Mineral properties	-	$800,000	-